UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust (formerly Scudder Strategic Municipal Income Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Strategic Municipal Income Trust

(formerly Scudder Strategic Municipal Income Trust)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 149.9%
Alabama 2.7%
Alabama, Sales & Special Tax Revenue, Public School and College Authority, Series C, 5.625%, 7/1/2013	1,000,000	1,078,290
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	1,500,000	1,588,920
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	1,030,410

		3,697,620
Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,900,000	1,918,050
California 9.3%
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	1,890,000	2,111,716
Series 2003-A-1, 6.75%, 6/1/2039	4,500,000	5,074,650
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	1,920,000	2,125,862
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	1,130,000	1,144,916
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	2,000,000	2,083,720

		12,540,864
Colorado 3.7%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,151,620
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	1,150,000	1,095,502
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	1,615,000	1,672,849
Mesa County, CO, Valley School District No. 051 Grand Junction, Series A, 5.0%, 12/1/2024 (a)	1,000,000	1,063,710

		4,983,681
Connecticut 2.8%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,107,640
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	1,103,200
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	522,530

		3,733,370
District of Columbia 0.8%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2018 (a)	660,000	685,443
Prerefunded, Series A, 5.0%, 6/1/2018 (a)	340,000	354,695

		1,040,138

Florida 5.9%
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	2,000,000	2,064,340
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 2.96% *, 8/15/2033, Bank of America NA (b)	300,000	300,000
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,793,872
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	1,810,000	1,814,796
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,004,320
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	1,012,270

		7,989,598
Georgia 0.9%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,260,638
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,080,420
Hawaii 1.0%
Hawaii, State General Obligation:
Series CU, 5.75%, 10/1/2011 (a)	1,185,000	1,292,160
Prerefunded, Series CU, 5.75%, 10/1/2011 (a)	65,000	71,079

		1,363,239
Illinois 10.6%
Chicago, IL, Core City General Obligation, Board of Education, Series A, 5.75%, 12/1/2017 (a)	1,380,000	1,534,339
Illinois, Core City General Obligation, 5.0%, 6/1/2019 (a)	2,000,000	2,128,040
Illinois, Finance Authority Revenue, Clare at Water Tower Project, Series A, 6.125%, 5/15/2038	1,000,000	1,015,210
Illinois, Finance Authority Revenue, Landing At Plymouth Place Project, Series A, 6.0%, 5/15/2037	1,000,000	1,008,860
Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016	2,180,000	2,457,340
Illinois, State General Obligation, Prerefunded, 6.0%, 1/1/2013 (a)	3,315,000	3,610,930
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	1,475,000	1,495,930
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,105,000	1,122,382

		14,373,031
Indiana 2.3%
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	3,000,000	3,044,430
Iowa 0.8%
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	1,050,000	1,072,197
Kansas 3.1%
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	500,000	518,695
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	2,000,000	2,169,840
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,450,778

		4,139,313

Kentucky 0.8%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	1,000,000	1,092,760
Louisiana 2.3%
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,147,060
Maryland 7.7%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	997,000	1,163,599
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029	1,500,000	1,693,785
Maryland, Higher Education Revenue, Collegiate Housing Foundation:
Series A, 5.75%, 6/1/2019	1,000,000	1,043,370
Series A, 5.75%, 6/1/2031	1,000,000	1,038,660
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	1,000,000	1,137,750
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	4,000,000	4,298,880

		10,376,044
Massachusetts 7.9%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	1,900,000	2,308,747
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	1,000,000	1,089,690
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,955,000	2,007,433
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,968,570
Massachusetts, State General Obligation, Consolidated Loan:
Series B, Prerefunded, 5.0%, 4/1/2016 (a)	915,000	950,648
Series B, 5.0%, 4/1/2016 (a)	2,260,000	2,348,050

		10,673,138
Michigan 3.7%
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,187,180
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,088,110
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	310,000	324,877
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,380,847

		4,981,014
Missouri 1.0%
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	1,175,000	1,308,316
Nebraska 0.0%
Nebraska, Single Family Housing Revenue, Investment Finance Authority, AMT, Series A, 6.7%, 9/1/2026	20,000	20,241
Nevada 1.6%
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	2,000,000	2,104,340
Nevada, Single Family Housing Revenue, AMT, Series C, 6.5%, 4/1/2028	55,000	56,160

		2,160,500
New Hampshire 3.5%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	1,000,000	1,171,190

New Hampshire, Higher Educational & Health Facility Authority Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	2,000,000	2,043,420
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,536,255

		4,750,865
New Jersey 5.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	308,548
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,524,752
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,882,129
New Jersey, Higher Education Revenue, Education Facilities Authority, Caldwell College, Series A, 7.25%, 7/1/2025	1,785,000	1,799,209
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,650,000	1,724,217

		7,238,855
New Mexico 2.1%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,784,540
New York 16.2%
Nassau County, NY, Hospital & Healthcare Revenue, 6.0%, 8/1/2016 (a)	2,825,000	3,108,121
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	670,000	711,440
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	319,385
New York, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-1, 3.15% *, 5/1/2022, Depfa Bank PLC (b)	1,000,000	1,000,000
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)	1,450,000	1,599,161
New York, Sales & Special Tax Revenue, Transitional Finance Authority, Series B, 6.0%, 11/15/2013	490,000	543,234
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, Prerefunded, 5.125%, 5/15/2021 (a)	1,880,000	1,963,077
New York, Transitional Finance Authority, Series B, Prerefunded, 6.0%, 11/15/2013	1,510,000	1,674,046
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority Systems, ETM, Series Y, 6.0%, 1/1/2012	5,000,000	5,490,950
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,104,020
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	2,199,560
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1C, 2.94% *, 11/1/2022	1,100,000	1,100,000

		21,812,994
North Carolina 1.8%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,071,330
Series B, 6.375%, 1/1/2013	1,300,000	1,419,288

		2,490,618
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	1,000,000	1,118,470
Pennsylvania 6.8%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	631,374
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	2,000,000	2,267,160
Pennsylvania, Higher Educational Facilities Authority Revenue, Philadelphia College of Textiles and Science, 6.7%, 4/1/2014	2,000,000	2,045,600

Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	820,830
Pennsylvania, St. Mary Hospital Authority, Health Systems Revenue, Catholic Health East, Series B, 5.5%, 11/15/2024	1,465,000	1,576,647
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	634,900	652,760
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	1,000,000	1,184,390

		9,178,761
Rhode Island 1.6%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	2,000,000	2,116,700
South Carolina 7.1%
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	2,000,000	2,118,880
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,181,110
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, 7.0%, 8/1/2030	170,000	198,611
Series C, Prerefunded, 7.0%, 8/1/2030	1,375,000	1,646,659
South Carolina, Transportation/Tolls Revenue, Series A, 5.375%, 10/1/2024 (a)	4,150,000	4,450,626

		9,595,886
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,109,900
Tennessee 1.7%
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	2,000,000	2,354,000
Texas 22.8%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,541,825
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75% , 4/1/2027	1,995,000	1,199,334
Crowley, TX, School District General Obligation, 5.125%, 8/1/2025	4,000,000	4,154,680
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	2,000,000	2,117,440
Houston, TX, General Obligation:
Prerefunded, Series A, 5.0%, 3/1/2016	1,365,000	1,406,305
5.0%, 3/1/2016	1,635,000	1,675,613
Houston, TX, School District General Obligation, Series A, 5.0%, 2/15/2024	2,000,000	2,082,020
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	2,000,000	2,019,220
Lubbock, TX, Health Facilities Development Corp. Revenue, Carillon Project, Series A, 6.5%, 7/1/2026	500,000	496,045
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	1,000,000	1,137,490
Texas, Electric Revenue, Lower Colorado River Authority, Series B, 6.0%, 5/15/2013 (a)	5,000,000	5,405,400
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	1,000,000	1,064,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek Project, 5.65%, 11/15/2035	1,250,000	1,236,738
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)	3,860,000	4,179,299

		30,715,409

Virgin Islands 2.5%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,334,380
Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,180,340
West Virginia 1.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Series A, 6.75%, 9/1/2022	390,000	430,903
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2022	1,610,000	1,834,322

		2,265,225
Wisconsin 1.6%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	1,000,000	1,031,560
6.875%, 4/15/2030	1,000,000	1,143,430

		2,174,990
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 185,286,308)	149.9	202,217,595
Other Assets and Liabilities, Net	2.0	2,694,802
Preferred Stock, at Redemption Value	(51.9)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	134,912,397

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	2.2
Financial Guaranty Insurance Company	2.8
Financial Security Assurance, Inc.	5.0
MBIA Corp.	8.9

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006